Net Income and Other Comprehensive Income (Loss) - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of depreciation and amortization [Line Items]
Property, plant and equipment	$ 28,143		$ 29,087	$ 30,350
Investment properties	21		19	18
Intangible assets	3,766		3,379	3,080
Total depreciation and amortization expenses	31,930		32,485	33,448
Depreciation expenses	28,164	$ 950	29,106	30,368
Amortization expenses	3,766	$ 127	3,379	3,080
Operating costs [Member]
Disclosure of depreciation and amortization [Line Items]
Depreciation expenses	26,402		27,214	28,292
Amortization expenses	3,473		3,042	2,742
Operating expenses [Member]
Disclosure of depreciation and amortization [Line Items]
Depreciation expenses	1,762		1,892	2,076
Marketing expenses [Member]
Disclosure of depreciation and amortization [Line Items]
Amortization expenses	154		173	178
General and administrative expenses [Member]
Disclosure of depreciation and amortization [Line Items]
Amortization expenses	104		126	116
Research and development expenses [Member]
Disclosure of depreciation and amortization [Line Items]
Amortization expenses	$ 35		$ 38	$ 44